Share repurchases	12 Months Ended
Dec. 31, 2011
Share repurchases
Share repurchases

18           Share repurchases

On November 4, 2008, the board of directors of the Company approved a share repurchase program that allows the Company to purchase up to US$50,000 of its issued and outstanding ADSs. On November 18, 2009, the board of directors of the Company approved a new share repurchase program that allows the Company to purchase up to US$50,000 of its issued and outstanding ADSs. On November 11, 2011, the board of directors of the Company approved a share repurchase program that allows the Company to purchase up to US$30,000 of its issued and outstanding ADSs.

In 2009, the Company repurchased and cancelled an aggregate of 6.1 million ADSs at an average per share price of US$3.54 for a total cost of US$43,594, including US$497 handling charges. In 2010, the Company repurchased and cancelled an aggregate of 2.1 million ADSs at an average per share price of US$4.37 for a total cost of US$18,831, including US$178 handling charges. In 2011, the Company repurchased an aggregate of 0.6 million ADSs at an average per share price of US$3.86 (RMB24.29) for a total cost of US$5,048 (RMB31,955), including US$52 (RMB329) handling charges, and cancelled these ADSs in 2012.